Net Loss Per Share - Schedule of Weighted-Average Outstanding Shares (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	6,370,347	1,492,731	2,601,688	811,242
February 2025 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	3,776,471
July 2024 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	1,014,219		1,014,219
January 2024 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	672,129	672,129
Investor D Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders		126,323
Public Stockholders' Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	422,000	422,000	422,000	414,000
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	229,520	229,520	229,520	229,520
PIPE Investor Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	20,000	20,000	20,000	28,000
Legacy Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	1,957	1,957	1,957	2,789
Employee Based Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	21,776	8,531
Unvested Employee Based Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss per share attributable to common stockholders	212,275	12,271